Shareholder Report, Line Graph (Details) 191767_EIP Growth - Income Fund_Investor Class_TSR Annual {Investor Class} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 18, 2016	Oct. 31, 2025
Investor Class
Account Value [Line Items]
Accumulated Value	$ 17,731	$ 13,738	$ 13,461	$ 11,708	$ 8,714	$ 10,321	$ 9,185	$ 9,845	$ 10,000	$ 19,970
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	30,697	22,242	20,193	23,649	16,548	15,083	13,193	12,290	10,000	$ 37,283
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Alerian MLP Total Return Index
Accumulated Value	$ 17,387	$ 14,219	$ 12,194	$ 9,367	$ 5,044	$ 8,775	$ 9,371	$ 9,308	$ 10,000	$ 19,423